White Oak Select Growth Fund
Schedule of Investments
July 31, 2021 - (Unaudited)

COMMON STOCKS - 99.05% Shares Fair Value
COMMUNICATIONS - 19.67%
Internet Media & Services - 19.67%
Alphabet, Inc. - Class A
(a)
9,337 $ 25,158,827
Alphabet, Inc. - Class C
(a)
14,695 39,741,452
Facebook, Inc. - Class A
(a)
63,650 22,678,495
87,578,774
CONSUMER DISCRETIONARY - 16.91%
E-Commerce Discretionary - 11.74%
Amazon.com, Inc.
(a)
15,705 52,259,801
Retail - Discretionary - 5.17%
Lowe's Cos., Inc. 119,390 23,005,259
FINANCIALS - 16.31%
Asset Management - 6.70%
Charles Schwab Corp. (The) 439,100 29,836,845
Banking - 5.30%
JPMorgan Chase & Co. 155,565 23,611,656
Institutional Financial Services - 0.83%
State Street Corp. 42,200 3,677,308
Insurance - 3.48%
Chubb Ltd. 91,890 15,505,518
HEALTH CARE - 18.28%
Biotech & Pharma - 10.00%
Amgen, Inc. 82,460 19,917,389
Novartis AG - ADR
(b)
134,060 12,385,803
Pfizer, Inc. 275,700 11,802,717
Viatris , Inc. 31,653 445,358
44,551,267
Health Care Facilities & Services - 3.18%
Laboratory Corp. of America Holdings
(a)(b)
47,770 14,147,085
Medical Equipment & Devices - 5.10%
Alcon, Inc.
(b)
138,000 10,046,400
Zimmer Biomet Holdings, Inc. 77,390 12,647,074
22,693,474
REAL ESTATE - 2.55%
REIT - 2.55%
Digital Realty Trust, Inc. 73,490 11,329,218
TECHNOLOGY - 25.33%
Semiconductors - 15.17%
KLA Corp. 75,835 26,402,713
NXP Semiconductors NV
(b)
54,125 11,170,859
QUALCOMM, Inc. 122,300 18,320,540
Skyworks Solutions, Inc. 63,196 11,660,294
67,554,406
Software - 2.41%
Salesforce.com, Inc.
(a)
44,375 10,735,644

White Oak Select Growth Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)

COMMON STOCKS - 99.05% (Continued) Shares Fair Value
TECHNOLOGY - 25.33% (Continued)
Technology Hardware - 6.10%
Cisco Systems, Inc. 490,000 $ 27,131,300
Technology Services - 1.65%
Cognizant Technology Solutions Corp. - Class A 100,000 7,353,000
TOTAL COMMON STOCKS  (Cost $202,385,302) 440,970,555
SHORT-TERM INVESTMENTS - 5.11%
COLLATERAL FOR SECURITIES LOANED - 5.11%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10%
(c)
22,730,928 22,730,928
TOTAL SHORT-TERM INVESTMENTS (Cost $22,730,928) 22,730,928
TOTAL INVESTMENTS- 104.16% (Cost $225,116,230) 463,701,483
Liabilities in Excess of Other Assets - (4.16)% (18,507,123)
NET ASSETS - 100.00% $ 445,194,360
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $22,364,276.
(c) Rate disclosed is the seven day effective yield as of July 31, 2021.
ADR - American Depositary Receipt.

Pin Oak Equity Fund
Schedule of Investments
July 31, 2021 - (Unaudited)

COMMON STOCKS - 98.62% Shares Fair Value
COMMUNICATIONS - 19.21%
Internet Media & Services - 19.21%
Alphabet, Inc. - Class A
(a)
2,085 $ 5,618,095
Alphabet, Inc. - Class C
(a)
9,089 24,580,474
Facebook, Inc. - Class A
(a)
23,900 8,515,570
38,714,139
CONSUMER DISCRETIONARY - 27.09%
Automotive - 4.94%
Gentex Corp. 292,500 9,953,775
E-Commerce Discretionary - 13.89%
Amazon.com, Inc.
(a)
5,120 17,037,261
eBay, Inc. 160,500 10,947,705
27,984,966
Home Construction - 4.93%
M/I Homes, Inc.
(a)
103,901 6,723,434
Taylor Morrison Home Corp.
(a)
120,000 3,218,400
9,941,834
Leisure Facilities & Services - 3.33%
DraftKings , Inc. - Class A
(a)(b)
138,555 6,719,917
FINANCIALS - 12.53%
Asset Management - 6.92%
Charles Schwab Corp. (The) 205,351 13,953,600
Institutional Financial Services - 2.56%
Bank of New York Mellon Corp. (The) 100,745 5,171,241
Insurance - 3.05%
Assurant, Inc. 38,900 6,138,809
HEALTH CARE - 22.48%
Biotech & Pharma - 5.70%
Amgen, Inc. 18,500 4,468,490
Gilead Sciences, Inc. 37,085 2,532,535
GlaxoSmithKline PLC - ADR
(b)
111,760 4,486,046
11,487,071
Health Care Facilities & Services - 4.75%
McKesson Corp. 36,500 7,439,795
Quest Diagnostics, Inc. 15,000 2,127,000
9,566,795
Medical Equipment & Devices - 12.03%
Illumina, Inc.
(a)
19,655 9,743,966
Intuitive Surgical, Inc.
(a)
8,040 7,971,339
Medtronic PLC 49,845 6,545,147
24,260,452
TECHNOLOGY - 17.31%
Semiconductors - 4.32%
KLA Corp. 24,998 8,703,304
Technology Services - 12.99%
Amdocs Ltd. 81,587 6,291,173

Pin Oak Equity Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)

COMMON STOCKS - 98.62% (Continued) Shares Fair Value
TECHNOLOGY - 17.31% (Continued)
Technology Services - 12.99% (Continued)
Paychex, Inc. 43,649 $ 4,968,129
PayPal Holdings, Inc.
(a)
26,230 7,227,152
Visa, Inc. - Class A
(b)
31,220 7,692,296
26,178,750
TOTAL COMMON STOCKS  (Cost $100,696,101) 198,774,653
SHORT-TERM INVESTMENTS - 7.62%
COLLATERAL FOR SECURITIES LOANED - 7.62%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10%
(c)
15,354,923 15,354,923
TOTAL SHORT-TERM INVESTMENTS (Cost $15,354,923) 15,354,923
TOTAL INVESTMENTS- 106.24% (Cost $116,051,024) 214,129,576
Liabilities in Excess of Other Assets - (6.24)% (12,568,589)
NET ASSETS - 100.00% $ 201,560,987
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $14,908,421.
(c) Rate disclosed is the seven day effective yield as of July 31, 2021.
ADR - American Depositary Receipt.

Rock Oak Core Growth Fund
Schedule of Investments
July 31, 2021 - (Unaudited)

COMMON STOCKS - 93.02% Shares Fair Value
CONSUMER DISCRETIONARY - 19.26%
Automotive - 4.31%
Gentex Corp. 15,785 $ 537,164
Home Construction - 3.89%
PulteGroup, Inc. 8,820 483,953
Leisure Facilities & Services - 3.79%
DraftKings , Inc. - Class A
(a)
9,745 472,633
Leisure Products - 3.32%
Thor Industries, Inc.
(b)
3,490 413,076
Wholesale - Discretionary - 3.95%
Pool Corp. 1,030 492,155
ENERGY - 2.33%
Renewable Energy - 2.33%
SolarEdge Technologies, Inc.
(a)(b)
1,120 290,618
FINANCIALS - 7.20%
Insurance - 7.20%
Assurant, Inc. 1,830 288,793
Hartford Financial Services Group, Inc. (The) 9,565 608,525
897,318
HEALTH CARE - 19.88%
Biotech & Pharma - 9.48%
Exelixis , Inc.
(a)
18,149 305,811
Jazz Pharmaceuticals PLC
(a)(b)
3,655 619,596
Viatris , Inc. 18,120 254,948
1,180,355
Health Care Facilities & Services - 6.18%
Cardinal Health, Inc. 5,770 342,622
Quest Diagnostics, Inc.
(b)
3,015 427,527
770,149
Medical Equipment & Devices - 4.22%
Illumina, Inc.
(a)
1,060 525,495
INDUSTRIALS - 13.06%
Aerospace & Defense - 2.75%
TransDigm Group, Inc. 535 342,983
Commercial Support Services - 2.97%
Republic Services, Inc. 3,130 370,467
Machinery - 7.34%
Colfax Corp.
(a)(b)
10,855 498,027
Nordson Corp. 1,839 415,853
913,880
MATERIALS - 4.03%
Construction Materials - 4.03%
Carlisle Cos., Inc. 2,485 502,566

Rock Oak Core Growth Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)

COMMON STOCKS - 93.02% (Continued) Shares Fair Value
REAL ESTATE - 2.56%
REIT - 2.56%
CyrusOne , Inc. 4,465 $ 318,221
TECHNOLOGY - 24.70%
Software - 1.63%
Citrix Systems, Inc. 2,015 203,011
Technology Hardware - 17.84%
F5 Networks, Inc.
(a)
2,820 582,358
NetApp, Inc. 5,805 462,020
Seagate Technology PLC 5,760 506,304
Ubiquiti Networks, Inc.
(b)
2,145 671,600
2,222,282
Technology Services - 5.23%
Amdocs Ltd. 2,475 190,847
Cognizant Technology Solutions Corp. - Class A 6,272 461,180
652,027
TOTAL COMMON STOCKS  (Cost $7,900,273) 11,588,353
SHORT-TERM INVESTMENTS - 18.55%
COLLATERAL FOR SECURITIES LOANED - 18.55%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10%
(c)
2,310,499 2,310,499
TOTAL SHORT-TERM INVESTMENTS (Cost $2,310,499) 2,310,499
TOTAL INVESTMENTS- 111.57% (Cost $10,210,772) 13,898,852
Liabilities in Excess of Other Assets - (11.57)% (1,440,872)
NET ASSETS - 100.00% $ 12,457,980
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $2,253,442.
(c) Rate disclosed is the seven day effective yield as of July 31, 2021.

River Oak Discovery Fund
Schedule of Investments
July 31, 2021 - (Unaudited)

COMMON STOCKS - 95.00% Shares Fair Value
COMMUNICATIONS - 3.72%
Advertising & Marketing - 1.49%
QuinStreet , Inc.
(a)
17,875 $ 327,827
Internet Media & Services - 2.23%
Eventbrite, Inc. - Class A
(a)(b)
27,530 489,208
CONSUMER DISCRETIONARY - 14.10%
Consumer Services - 6.51%
Aaron's Co., Inc. (The) 3,000 86,610
Adtalem Global Education, Inc.
(a)
19,770 718,442
American Public Education, Inc.
(a)
21,012 622,375
1,427,427
Home Construction - 7.59%
M/I Homes, Inc.
(a)
14,386 930,918
Taylor Morrison Home Corp.
(a)
27,416 735,297
1,666,215
CONSUMER STAPLES - 3.24%
Household Products - 3.24%
Edgewell Personal Care Co.
(b)
17,322 711,588
FINANCIALS - 18.81%
Asset Management - 10.89%
AllianceBernstein Holding LP 21,518 1,038,674
Artisan Partners Asset Management, Inc. - Class A 16,381 787,762
Hamilton Lane, Inc. - Class A
(b)
6,050 562,650
2,389,086
Banking - 2.13%
Dime Community Bancshares, Inc. 14,171 467,926
Insurance - 4.02%
CNO Financial Group, Inc. 17,345 396,160
Selective Insurance Group, Inc.
(b)
5,960 484,846
881,006
Specialty Finance - 1.77%
PROG Holdings, Inc. 8,850 387,365
INDUSTRIALS - 12.22%
Commercial Support Services - 2.04%
Barrett Business Services, Inc. 6,101 446,654
Electrical Equipment - 3.78%
Advanced Energy Industries, Inc. 8,000 830,000
Machinery - 6.40%
Hollysys Automation Technologies Ltd. 48,430 730,325
Kadant , Inc.
(b)
3,740 673,686
1,404,011
TECHNOLOGY - 42.91%
Semiconductors - 24.06%
Ambarella , Inc.
(a)
9,360 921,867
Cirrus Logic, Inc.
(a)
11,397 941,278
Cohu , Inc. 21,455 759,722

River Oak Discovery Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)

COMMON STOCKS - 95.00% (Continued) Shares Fair Value
TECHNOLOGY - 42.91% (Continued)
Semiconductors - 24.06% (Continued)
Diodes, Inc.
(a)
6,870 $ 563,340
Kulicke & Soffa Industries, Inc.
(b)
19,620 1,066,543
Silicon Motion Technology Corp. - ADR 13,665 1,024,738
5,277,488
Software - 14.05%
Cognyte Software Ltd.
(a)
22,970 596,531
FireEye, Inc.
(a)
24,590 496,718
NextGen Healthcare, Inc.
(a)
35,190 570,782
Verint Systems, Inc.
(a)(b)
13,948 595,161
Workiva , Inc.
(a)(b)
6,335 822,093
3,081,285
Technology Services - 4.80%
LiveRamp Holdings, Inc.
(a)
11,920 476,919
Perficient , Inc.
(a)(b)
6,121 577,149
1,054,068
TOTAL COMMON STOCKS  (Cost $14,012,619) 20,841,154
SHORT-TERM INVESTMENTS - 23.31%
COLLATERAL FOR SECURITIES LOANED - 23.31%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10%
(c)
5,112,950 5,112,950
TOTAL SHORT-TERM INVESTMENTS (Cost $5,112,950) 5,112,950
TOTAL INVESTMENTS- 118.31% (Cost $19,125,569) 25,954,104
Liabilities in Excess of Other Assets - (18.31)% (4,016,262)
NET ASSETS - 100.00% $ 21,937,842
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $4,971,081 .
(c) Rate disclosed is the seven day effective yield as of July 31, 2021.
ADR - American Depositary Receipt.

Red Oak Technology Select Fund
Schedule of Investments
July 31, 2021 - (Unaudited)

COMMON STOCKS - 98.75% Shares Fair Value
COMMUNICATIONS - 16.49%
Internet Media & Services - 16.49%
Alphabet, Inc. - Class A
(a)
5,517 $ 14,865,722
Alphabet, Inc. - Class C
(a)
17,636 47,695,151
Facebook, Inc. - Class A
(a)
143,225 51,031,068
113,591,941
CONSUMER DISCRETIONARY - 11.14%
E-Commerce Discretionary - 11.14%
Amazon.com, Inc.
(a)
15,400 51,244,886
eBay, Inc. 374,030 25,512,586
76,757,472
REAL ESTATE - 2.25%
REIT - 2.25%
Digital Realty Trust, Inc. 100,770 15,534,703
TECHNOLOGY - 68.87%
Semiconductors - 23.27%
Broadcom, Inc. 42,220 20,493,588
Intel Corp. 557,915 29,971,194
KLA Corp. 105,309 36,664,381
NXP Semiconductors NV
(b)
113,550 23,435,584
QUALCOMM, Inc. 153,200 22,949,360
Skyworks Solutions, Inc. 145,135 26,778,859
160,292,966
Software - 23.01%
Akamai Technologies, Inc.
(a)
136,780 16,402,657
Check Point Software Technologies Ltd.
(a)
74,700 9,494,370
Citrix Systems, Inc.
(b)
129,280 13,024,960
Microsoft Corp. 131,203 37,381,047
Oracle Corp. 332,371 28,962,809
Synopsys, Inc.
(a)
99,295 28,595,967
VMware, Inc. - Class A
(a)(b)
160,470 24,670,658
158,532,468
Technology Hardware - 13.48%
Apple, Inc. 312,286 45,550,036
Cisco Systems, Inc. 609,245 33,733,896
NetApp, Inc. 170,690 13,585,217
92,869,149
Technology Services - 9.11%
Accenture PLC - Class A 47,580 15,115,215
Cognizant Technology Solutions Corp. - Class A 135,000 9,926,550
Global Payments, Inc. 93,157 18,017,495
Visa, Inc. - Class A
(b)
80,000 19,711,200
62,770,460
TOTAL COMMON STOCKS  (Cost $273,237,336) 680,349,159

Red Oak Technology Select Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)

SHORT-TERM INVESTMENTS - 10.40% Shares Fair Value
REPURCHASE AGREEMENTS - 1.41%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 0.01%, dated 7/30/2021 and
maturing 8/2/2021, collateralized by U.S. Treasury Securities with a rate of 0.13% and maturity date of 2/15/2024 with a par value of $9,922,100 and a collateral value of $9,887,420 9,693,467 9,693,467
COLLATERAL FOR SECURITIES LOANED - 8.99%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10%
(c)
61,960,545 61,960,545
TOTAL SHORT-TERM INVESTMENTS (Cost $71,654,012) 71,654,012
TOTAL INVESTMENTS- 109.15% (Cost $344,891,348) 752,003,171
Liabilities in Excess of Other Assets - (9.15)% (63,035,034)
NET ASSETS - 100.00% $ 688,968,137
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $60,590,332.
(c) Rate disclosed is the seven day effective yield as of July 31, 2021.

Black Oak Emerging Technology Fund
Schedule of Investments
July 31, 2021 - (Unaudited)

COMMON STOCKS - 96.61% Shares Fair Value
COMMUNICATIONS - 6.67%
Internet Media & Services - 6.67%
Facebook, Inc. - Class A
(a)
5,525 $ 1,968,558
iQIYI , Inc. - ADR
(a)(b)
26,150 291,834
Tencent Holdings Ltd. - ADR
(b)
32,245 1,973,394
4,233,786
CONSUMER DISCRETIONARY - 5.16%
Automotive - 2.63%
Tesla, Inc.
(a)
2,425 1,666,460
Leisure Facilities & Services - 2.53%
DraftKings , Inc. - Class A
(a)(b)
33,140 1,607,290
ENERGY - 6.04%
Renewable Energy - 6.04%
SolarEdge Technologies, Inc.
(a)(b)
14,765 3,831,222
HEALTH CARE - 3.62%
Medical Equipment & Devices - 3.62%
Illumina, Inc.
(a)
4,635 2,297,801
INDUSTRIALS - 6.40%
Electrical Equipment - 3.55%
Advanced Energy Industries, Inc. 21,725 2,253,969
Machinery - 2.85%
Nordson Corp. 8,000 1,809,040
TECHNOLOGY - 68.72%
Information Technology - 2.36%
Paylocity Holdings Corp.
(a)
7,220 1,497,861
Semiconductors - 29.65%
Ambarella , Inc.
(a)
22,000 2,166,780
Cirrus Logic, Inc.
(a)
25,830 2,133,300
Cohu , Inc.
(b)
59,077 2,091,917
Diodes, Inc.
(a)
25,770 2,113,140
KLA Corp. 7,590 2,642,534
Kulicke & Soffa Industries, Inc.
(b)
49,645 2,698,702
Lam Research Corp. 2,785 1,775,187
QUALCOMM, Inc. 10,844 1,624,431
Silicon Motion Technology Corp. - ADR 20,940 1,570,291
18,816,282
Software - 16.04%
Citrix Systems, Inc. 12,595 1,268,946
Cognyte Software Ltd.
(a)
19,335 502,130
Concentrix Corp.
(a)
6,000 982,380
Fortinet, Inc.
(a)
5,660 1,540,879
NextGen Healthcare, Inc.
(a)
88,315 1,432,469
Palo Alto Networks, Inc.
(a)
5,100 2,035,155
Salesforce.com, Inc.
(a)
7,480 1,809,636
Verint Systems, Inc.
(a)(b)
14,335 611,675
10,183,270

Black Oak Emerging Technology Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)

COMMON STOCKS - 96.61% (Continued) Shares Fair Value
TECHNOLOGY - 68.72% (Continued)
Technology Hardware - 9.89%
Apple, Inc. 20,120 $ 2,934,703
F5 Networks, Inc.
(a)(b)
7,705 1,591,159
SYNNEX Corp. 4,000 478,160
Ubiquiti Networks, Inc. 4,067 1,273,378
6,277,400
Technology Services - 10.78%
Cognizant Technology Solutions Corp. - Class A 9,600 705,888
Jack Henry & Associates, Inc.
(b)
8,120 1,413,611
PayPal Holdings, Inc.
(a)
7,250 1,997,592
Perficient , Inc.
(a)(b)
19,030 1,794,339
Science Applications International Corp. 10,665 931,054
6,842,484
TOTAL COMMON STOCKS  (Cost $25,534,299) 61,316,865
SHORT-TERM INVESTMENTS - 27.02%
COLLATERAL FOR SECURITIES LOANED - 27.02%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10%
(c)
17,151,658 17,151,658
TOTAL SHORT-TERM INVESTMENTS (Cost $17,151,658) 17,151,658
TOTAL INVESTMENTS- 123.63% (Cost $42,685,957) 78,468,523
Liabilities in Excess of Other Assets - (23.63)% (14,996,146)
NET ASSETS - 100.00% $ 63,472,377
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $16,740,105.
(c) Rate disclosed is the seven day effective yield as of July 31, 2021.
ADR - American Depositary Receipt.

Live Oak Health Sciences Fund
Schedule of Investments
July 31, 2021 - (Unaudited)

COMMON STOCKS - 97.98% Shares Fair Value
HEALTH CARE - 97.98%
Biotech - 20.97%
Amgen, Inc. 10,240 $ 2,473,370
Biogen, Inc.
(a)
5,306 1,733,629
Exelixis , Inc.
(a)
66,265 1,116,565
Gilead Sciences, Inc. 15,390 1,050,983
Regeneron Pharmaceuticals, Inc.
(a)
2,855 1,640,511
United Therapeutics Corp.
(a)(b)
13,650 2,483,344
Vertex Pharmaceuticals, Inc.
(a)
4,315 869,818
11,368,220
Health Care Services - 9.27%
Charles River Laboratories International, Inc.
(a)
8,673 3,529,217
Quest Diagnostics, Inc.
(b)
10,545 1,495,281
5,024,498
Health Care Supply Chain - 15.78%
AmerisourceBergen Corp. 14,440 1,764,135
Cardinal Health, Inc. 17,409 1,033,746
Cigna Corp. 12,487 2,865,642
McKesson Corp. 14,206 2,895,609
8,559,132
Large Pharma - 9.56%
GlaxoSmithKline PLC - ADR
(b)
33,490 1,344,289
Johnson & Johnson 7,688 1,323,874
Merck & Co., Inc. 18,800 1,445,156
Novartis AG - ADR
(b)
11,600 1,071,724
5,185,043
Life Science & Diagnostics - 7.89%
Illumina, Inc.
(a)
5,035 2,496,101
Thermo Fisher Scientific, Inc. 3,300 1,782,033
4,278,134
Managed Care - 11.72%
Anthem, Inc. 5,415 2,079,414
Humana, Inc. 2,500 1,064,650
UnitedHealth Group, Inc. 7,800 3,215,316
6,359,380
Medical Devices - 11.22%
Medtronic PLC 18,746 2,461,537
Stryker Corp. 7,060 1,912,837
Zimmer Biomet Holdings, Inc. 10,460 1,709,373
6,083,747
Medical Equipment - 7.56%
Alcon, Inc.
(b)
28,995 2,110,836
Intuitive Surgical, Inc.
(a)
2,005 1,987,878
4,098,714
Specialty & Generic Pharma - 4.01%
Jazz Pharmaceuticals PLC
(a)
12,140 2,057,973
Organon & Co. 1,880 54,539

Live Oak Health Sciences Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)

COMMON STOCKS - 97.98% (Continued) Shares Fair Value
HEALTH CARE - 97.98% (Continued)
Specialty & Generic Pharma - 4.01% (Continued)
Viatris , Inc. 4,636 $ 65,228
2,177,740
TOTAL COMMON STOCKS  (Cost $32,071,504) 53,134,608
SHORT-TERM INVESTMENTS - 10.85%
COLLATERAL FOR SECURITIES LOANED - 10.85%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10%
(c)
5,885,760 5,885,760
TOTAL SHORT-TERM INVESTMENTS (Cost $5,885,760) 5,885,760
TOTAL INVESTMENTS- 108.83% (Cost $37,957,264) 59,020,368
Liabilities in Excess of Other Assets - (8.83)% (4,790,266)
NET ASSETS - 100.00% $ 54,230,102
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $5,765,326.
(c) Rate disclosed is the seven day effective yield as of July 31, 2021.
ADR - American Depositary Receipt.